Cost of sales (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cost of sales [Abstract]
Schedule of Cost of Sales
	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	US Dollars

Purchases	283,196	279,533	240,998	88,086
Transportation	2,938	2,186	1,966	914
Depreciation and amortization	2,246	2,335	2,314	699
Maintenance	7,905	4,893	4,175	2,459
Other costs and expenses	3,467	2,226	1,910	1,078
	299,752	291,173	251,363	93,236
Change in finished goods	8,965	(19,389)	(11,331)	2,788
	308,717	271,784	240,032	96,024